Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	54 Months Ended	60 Months Ended	80 Months Ended	114 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%		7.24%			9.70%
INSTITUTIONAL CLASS [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.53%		12.83%	10.53%
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%
Institutional Class [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.49%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.73%		7.76%			8.68%
Russell Microcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.31%		6.02%	3.18%
FTSE 3 Month T Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.54%
FTSE 1 Month T Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.52%